SIGNIFICANT TRANSACTIONS - Additional Information (Details) S/ in Thousands, $ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Feb. 28, 2021	Nov. 30, 2020	May 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018	Dec. 31, 2020 PEN (S/)
Disclosure of detailed information about business combination [line items]
Percentage of GDP			31.00%			20.00%
Rate						(29.50%)	(29.50%)	(29.50%)
Number of government-backed programs | item						2
Threshold period for maximum amount of guaranteed credits to be granted depending on average monthly sales volume							3 months
Threshold period for maximum amount of guaranteed credits to be granted depending on average debt							2 months
Term of program						36 months
Maximum grace period above the term of program						12 months
Effective annual rate						0.50%			0.50%
Liquidated repurchase agreement operations									S/ 50,729,000
Amount issued Internationally | $						$ 7,000.0
Reactiva Peru program
Disclosure of detailed information about business combination [line items]
Percentage of GDP						8.00%
Initial resources of program									30,000,000
Additional resources of program									30,000,000
Total resources of program									60,000,000
Panama
Disclosure of detailed information about business combination [line items]
Percentage of GDP	10.10%	17.90%	75.00%
Bolivia
Disclosure of detailed information about business combination [line items]
Rate				25.00%
Change in percentage of ROE				6.00%
Percentage of net profits Capitalized				100.00%
Percentage of economy sank						26.60%
Bolivia | Maximum
Disclosure of detailed information about business combination [line items]
Percentage of GDP						(7.90%)
Colombia
Disclosure of detailed information about business combination [line items]
Percentage of GDP						6.80%
Rate							33.00%	33.00%
Points per capita of GDP launched In an credit program						20.10%
Peru
Disclosure of detailed information about business combination [line items]
Percentage of GDP					29.80%	11.10%
Peru | Reactiva Peru program | Loans disbursed up to S/90.0 thousand
Disclosure of detailed information about business combination [line items]
Maximum amount of guaranteed credits to be granted depending on average debt							S/ 40
Guarantee coverage as a percent for loans disbursed							98.00%
Loans disbursed							S/ 90
Peru | Reactiva Peru program | Minimum | Loans disbursed greater than S/90.0 thousand and up to S/10.0 million
Disclosure of detailed information about business combination [line items]
Guarantee coverage as a percent for loans disbursed							80.00%
Loans disbursed							S/ 90
Peru | Reactiva Peru program | Maximum | Loans disbursed greater than S/90.0 thousand and up to S/10.0 million
Disclosure of detailed information about business combination [line items]
Guarantee coverage as a percent for loans disbursed							95.00%
Loans disbursed							S/ 10,000
Peru | Business Support Fund
Disclosure of detailed information about business combination [line items]
Loans disbursed									S/ 4,000,000
Peru | Business Support Fund | Minimum
Disclosure of detailed information about business combination [line items]
Guarantee coverage as a percent for loans disbursed						90.00%			90.00%
Peru | Business Support Fund | Maximum
Disclosure of detailed information about business combination [line items]
Guarantee coverage as a percent for loans disbursed						98.00%			98.00%
Peru | FAE funds for Agriculture
Disclosure of detailed information about business combination [line items]
Loans disbursed									S/ 2,000,000
Peru | FAE funds for Tourism
Disclosure of detailed information about business combination [line items]
Loans disbursed									S/ 1,500,000